Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Summary of Trade and Other Receivables

Details of trade and other receivables consist of the following at December 31 (in thousands):

	2018	2019
Current
Trade receivables	$2,727	$34,363
Other current receivables	45,558	120,450
Sales taxes	10,352	16,868
Prepayments and accrued income	34,342	18,216
Current tax assets	-	1,873
Derivative financial assets (Note 30)	691	3,024
Total current trade and other receivables	93,670	194,794
Non-current
Other receivables	10,458	12,388
Total non-current trade and other receivables	$10,458	$12,388

The carrying amount of other receivables approximates their fair value. The maximum credit risk at the balance sheet date is considered to be equivalent to the carrying value of other receivables.